Deposits (Schedule of Maturities of Time Deposits) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Time Deposits 250000 or More [Member]
2017	$ 351
2018	862
2019	1,705
2020	513
2021	808
Later	1,534
Time deposits, $100,000 or more	5,773
Other [Member]
2017	47,907
2018	16,390
2019	17,258
2020	25,416
2021	13,069
Later	12,125
Time deposits, other	132,165
Certificates of Deposit [Member]
2017	48,258
2018	17,252
2019	18,963
2020	25,929
2021	13,877
Later	13,659
Total time deposits	$ 137,938